Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
1 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BONDS – 110 .86%
ASSET-BACKED SECURITIES — 14 .76% **
321 Henderson Receivables VI LLC,
Series 2010-1A, Class B
9.31% 07/15/61
1
$ 143,859 $ 148,561
Allegro CLO XII Ltd.,
Series 2020-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.37% 01/21/32
1,2,3
5,270,000 5,266,311
AMSR Trust,
Series 2020-SFR1, Class G
4.31% 04/17/37
1
10,503,000 10,027,576
AMSR Trust,
Series 2020-SFR3, Class H
6.50% 09/17/37
1
6,000,000 5,736,721
AMSR Trust,
Series 2022-SFR3, Class E1
4.00% 10/17/39
1
10,000,000 9,027,897
Barings CLO Ltd.,
Series 2020-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
7.23% 01/20/32
1,2,3
8,300,000 8,287,724
Bayview Commercial Asset Trust,
Series 2005-1A, Class A1
(CME Term SOFR 1-Month plus 0.56%)
5.92% 04/25/35
1,2
396,933 375,751
Blackrock Rainier CLO VI Ltd.,
Series 2021-6A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 04/20/33
1,2,3
10,000,000 9,970,700
BlueMountain Fuji U.S. CLO I Ltd.,
Series 2017-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.18% 07/20/29
1,2,3
5,500,000 5,487,256
Carvana Auto Receivables Trust,
Series 2021-N3, Class R
0.00% 06/12/28
1
19,250 2,276,455
Carvana Auto Receivables Trust,
Series 2021-N4, Class R
0.00% 09/12/28
1
26,800 1,808,536
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
1
14,200 3,930,605
Carvana Auto Receivables Trust,
Series 2022-N1, Class R
0.00% 12/11/28
1
71,000 5,662,413
Carvana Auto Receivables Trust,
Series 2022-P2, Class R
1.00% 05/10/29
1
54,850 8,262,721
Carvana Auto Receivables Trust,
Series 2023-P3, Class R
0.00% 08/12/30
1
16,200 3,534,993
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.39%)
6.77% 10/25/34
1,2,3
$ 1,000,000 $ 998,400
CF Hippolyta Issuer, LLC,
Series 2020-1, Class B1
2.28% 07/15/60
1
7,195,616 6,593,541
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
7.06% 01/18/31
1,2,3
8,525,000 8,464,149
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.91% 06/25/42
1,2
2,060,657 1,777,605
Clover CLO LLC,
Series 2018-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
7.38% 04/20/32
1,2,3
15,800,000 15,791,152
CoreVest American Finance Trust,
Series 2019-3, Class XA (IO)
2.03% 10/15/52
1,4
3,928,534 81,789
CoreVest American Finance Trust,
Series 2020-1, Class A2
2.30% 03/15/50
1
5,197,000 4,663,815
CoreVest American Finance Trust,
Series 2020-4, Class XA (IO)
3.81% 12/15/52
1,4
19,396,830 1,163,129
CoreVest American Finance Trust,
Series 2020-4, Class XB (IO)
2.76% 12/15/52
1,4
12,500,000 939,295
CoreVest American Finance Trust,
Series 2021-3, Class XA (IO)
2.38% 10/15/54
1,4
67,014,433 3,698,158
DataBank Issuer,
Series 2021-1A, Class A2
2.06% 02/27/51
1
6,047,860 5,475,831
Exeter Automobile Receivables Trust,
Series 2023-3A, Class D
6.68% 04/16/29 6,120,000 6,170,728
Flexential Issuer,
Series 2021-1A, Class C
6.93% 11/27/51
1
9,755,000 8,089,695
FRTKL,
Series 2021-SFR1, Class G
4.11% 09/17/38
1
9,435,000 8,235,778
GBX Leasing,
Series 2022-1, Class A
2.87% 02/20/52
1
9,389,396 8,256,143
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
147,828 145,449

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Goal Capital Funding Trust,
Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
6.09% 08/25/42
2
$ 215,614 $ 197,592
GoldenTree Loan Management U.S. CLO 1 Ltd.,
Series 2021-9A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.18% 01/20/33
1,2,3
3,905,000 3,882,359
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.79%)
7.18% 08/05/33
1,2,3
9,600,000 9,554,784
J.G. Wentworth XXXVII LLC,
Series 2016-1A, Class A
3.41% 06/15/67
1
4,671,762 4,051,522
J.G. Wentworth XXXVIII LLC,
Series 2017-1A, Class A
3.99% 08/16/60
1
2,808,957 2,469,167
LAD Auto Receivables Trust,
Series 2023-3A, Class D
6.92% 12/16/30
1
4,000,000 4,067,564
Madison Park Funding XXVII Ltd.,
Series 2018-27A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.03% 04/20/30
1,2,3
2,530,000 2,516,080
Magnetite XXI Ltd.,
Series 2019-21A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
7.03% 04/20/34
1,2,3
8,000,000 7,894,952
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
1,5,6
2,650,000 2,700,516
Nelnet Student Loan Trust,
Series 2006-2, Class B
(SOFR90A plus 0.46%)
5.80% 01/25/38
2
2,083,625 1,731,453
Nelnet Student Loan Trust,
Series 2015-1A, Class A
(SOFR30A plus 0.70%)
6.04% 04/25/46
1,2
1,059,960 1,044,065
Neuberger Berman Loan Advisers CLO 24 Ltd.,
Series 2017-24A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.16% 04/19/30
1,2,3
750,000 745,800
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.42%)
6.82% 07/15/36
1,2,3
6,400,000 6,401,171
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
6.70% 02/24/37
1,2,3
$ 5,000,000 $ 4,993,720
OHA Credit Funding 8 Ltd.,
Series 2021-8A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
7.16% 01/18/34
1,2,3
6,650,000 6,572,195
Park Avenue Institutional Advisers CLO Ltd.,
Series 2021-1A, Class A2
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
7.43% 01/20/34
1,2,3
4,850,000 4,848,530
Progress Residential Trust,
Series 2019-SFR3, Class F
3.87% 09/17/36
1
8,200,000 7,994,588
Progress Residential Trust,
Series 2020-SFR1, Class H
5.27% 04/17/37
1
7,100,000 6,733,413
Progress Residential Trust,
Series 2021-SFR2, Class G
4.25% 04/19/38
1
7,956,000 7,168,662
Progress Residential,
Series 2021-SFR1, Class F
2.76% 04/17/38
1
4,237,000 3,787,796
Progress Residential,
Series 2021-SFR3, Class F
3.44% 05/17/26
1
3,700,000 3,320,075
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
1
15,752,000 14,239,175
Rad CLO 22 Ltd.,
Series 2023-22A, Class D
(Cayman Islands)
(CME Term SOFR 3-Month plus 5.00%)
10.37% 01/20/37
1,2,3
3,940,000 4,012,890
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
7.26% 10/15/32
1,2,3
3,890,000 3,870,457
RRE 15 Loan Management DAC,
Series 15X, Class A1
(Ireland)
(3-Month Euribor plus 1.75%)
5.72% 10/15/35
2,3
5,000,000 5,535,622
Sabey Data Center Issuer LLC,
Series 2020-1, Class A2
3.81% 04/20/45
1
7,905,000 7,650,050
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
8,646,989 7,820,458

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
3 / December 2023
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.89% 08/15/31
2
$ 260,147 $ 220,546
SLM Student Loan EDC Repackaging Trust,
Series 2013-M1, Class M1R
0.00% 10/28/29
1
6,250 2,646,559
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
6.20% 12/15/68
2
2,600,541 2,459,963
SLM Student Loan Trust,
Series 2003-4, Class A5D
(SOFR90A plus 1.01%)
6.36% 03/15/33
1,2
1,263,330 1,217,010
SLM Student Loan Trust,
Series 2003-7, Class B
(SOFR90A plus 0.83%)
6.18% 09/15/39
2
1,839,094 1,666,181
SLM Student Loan Trust,
Series 2004-10, Class B
(SOFR90A plus 0.63%)
5.97% 01/25/40
2
6,420,578 5,853,550
SLM Student Loan Trust,
Series 2004-2, Class B
(SOFR90A plus 0.73%)
6.07% 07/25/39
2
320,373 296,264
SLM Student Loan Trust,
Series 2005-3, Class B
(SOFR90A plus 0.41%)
5.75% 04/25/40
2
2,107,861 1,960,038
SLM Student Loan Trust,
Series 2006-8, Class B
(SOFR90A plus 0.49%)
5.83% 01/25/41
2
2,180,893 1,999,769
SLM Student Loan Trust,
Series 2007-7, Class B
(SOFR90A plus 1.01%)
6.35% 10/27/70
2
2,195,000 1,981,369
SLM Student Loan Trust,
Series 2007-8, Class B
(SOFR90A plus 1.26%)
6.60% 04/27/83
2
3,503,384 3,315,316
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.80% 01/25/83
2
1,000,000 930,613
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.80% 04/26/83
2
710,000 670,641
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.25% 07/25/22
2
629,870 629,173
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.45% 04/25/73
2
$ 710,000 $ 697,226
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.45% 07/25/73
2
7,315,000 7,207,386
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.70% 07/25/23
2
7,335,996 7,239,512
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
710,000 659,383
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.45% 07/26/83
2
820,000 766,618
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
6.40% 09/25/28
2
543,526 526,217
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
6.15% 01/25/29
2
815,940 781,552
SLM Student Loan Trust,
Series 2012-7, Class B
(SOFR30A plus 1.91%)
7.25% 09/25/43
2
2,200,000 2,022,613
SLM Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.71%)
6.05% 02/26/29
2
698,219 670,961
Stack Infrastructure Issuer LLC,
Series 2019-2A, Class A2
3.08% 10/25/44
1
5,000,000 4,862,270
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
1,291,702 1,291,702
Structured Receivables Finance LLC,
Series 2010-B, Class B
7.97% 08/15/36
1
972,001 996,018
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
150,000 138,616
TCI-Flatiron CLO Ltd.,
Series 2017-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.82%)
7.19% 11/18/30
1,2,3
5,090,000 5,078,700

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Textainer Marine Containers VII Ltd.,
Series 2020-3A, Class A
(Bermuda)
2.11% 09/20/45
1,3
$ 6,126,975 $ 5,534,949
TIF Funding II LLC,
Series 2020-1A, Class A
2.09% 08/20/45
1
2,680,150 2,409,357
TIF Funding II, LLC,
Series 2021-1A, Class B
2.54% 02/20/46
1
3,039,031 2,593,927
Trestles CLO V Ltd.,
Series 2021-5A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.43%)
6.85% 10/20/34
1,2,3
7,025,000 7,007,845
Triton Container Finance VIII, LLC,
Series 2021-1A, Class B
2.58% 03/20/46
1
2,348,556 2,022,662
Westlake Automobile Receivables Trust,
Series 2023-3A, Class D
6.47% 03/15/29
1
9,640,000 9,653,143
Total Asset-Backed Securities
(Cost $424,069,174) 384,161,182
BANK LOANS — 2 .96% *
Communications — 0 .16%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 12/17/27
2
1,469,773 1,467,672
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
7.98% 04/15/27
2
903,843 857,900
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.62% 10/08/27
2
512,180 510,260
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 03/09/27
2
563,487 485,816
(SOFR plus 4.33%)
9.68% 03/09/27
2
1,039,737 896,450
4,218,098
Consumer Discretionary — 0 .20%
ADMI Corp.,
Term Loan B2, 1st Lien
(SOFR plus 3.49%)
8.85% 12/23/27
2
562,932 533,378
City Brewing Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.32% 04/05/28
2
1,606,736 1,277,355
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
Hanesbrands, Inc.,
Term Loan A, 1st Lien
(SOFR plus 1.50%)
6.93% 11/19/26
2
$ 749,064 $ 736,892
Naked Juice, LLC,
Term Loan, 2nd Lien
(SOFR plus 6.10%)
11.00% 01/24/30
2
1,110,195 904,115
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.95% 10/01/26
2
582,758 586,557
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.51%)
8.23% 03/31/28
2
1,204,870 1,195,834
5,234,131
Entertainment — 0 .02%
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
8.22% 05/16/25
2
588,043 590,342
Finance — 0 .05%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 2.50%)
7.86% 06/22/28
2
631,327 633,483
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.10% 04/09/27
2
198,655 197,165
Mozart Borrower, LP,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
8.47% 10/23/28
2
491,250 494,281
1,324,929
Food — 0 .02%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 10/01/25
2
140,429 135,046
H-Food Holdings LLC,
Term Loan, 1st Lien
(SOFR plus 3.95%)
9.34% 05/23/25
2
546,005 439,381
574,427
Gaming — 0 .05%
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
7.66% 05/03/29
2
604,704 606,905

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
5 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming (continued)
Scientific Games International, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.10%)
8.46% 04/16/29
2,3
$ 580,140 $ 582,678
1,189,583
Health Care — 0 .23%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
8.71% 05/10/27
2,3
309,952 307,435
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
9.36% 09/14/28
2,3
359,617 360,067
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
9.21% 08/28/26
2
1,086,076 980,526
Genesee & Wyoming, Inc.,
Term Loan, 1st Lien
(SOFR plus 2.10%)
7.45% 12/30/26
2
814,209 817,066
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
7.37% 11/15/27
2
997,403 998,649
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 05/05/28
2
561,754 565,380
Organon & Co.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.75% 06/02/28
2
393,480 394,957
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 03/31/27
2
1,113,916 984,947
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 09/28/30
2
409,689 405,877
U.S. Renal Care, Inc.,
Term Loan, 1st Lien
(SOFR plus 5.11%)
10.47% 06/20/28
2
207,737 158,400
5,973,304
Health Care REITs — 0 .12%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.24% 07/17/28
2
3,183,078 2,971,642
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials — 0 .60%
Arterrsa Services  LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.60%)
8.95% 03/06/25
2,3
$ 1,950,000 $ 1,841,229
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.61% 10/16/28
2
515,059 461,944
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
7.22% 07/01/29
2
1,771,974 1,776,218
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.86%)
7.38% - 7.67% 07/02/29
2
405,354 407,635
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
10.13% 04/26/29
2
241,919 239,716
Filtration Group Corp.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 10/21/28
2
326,754 328,592
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
9.86% 04/15/28
2
3,412,500 2,846,025
Patriot Container Corp.,
Term Loan B, 1st Lien
(SOFR plus 3.85%)
9.21% 03/20/25
2
153,611 147,626
Plaze, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 08/03/26
2
3,395,000 3,307,290
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.61%)
8.97% 08/03/26
2,3
1,680,826 1,637,402
ProAmpac PG Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
9.87% - 9.89% 09/15/28
2
1,349,484 1,353,701
TransDigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 3.25%)
8.60% 08/24/28
2
1,239,163 1,246,356
15,593,734
Information Technology — 0 .72%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
8.71% 12/06/27
2
586,745 575,541

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Athenahealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
8.25% 02/15/29
2
$ 439,699 $ 438,380
Buzz Merger Sub Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.85%)
8.21% 01/29/27
2
350,818 352,353
Central Parent LLC,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.35% 07/06/29
2
673,251 677,842
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.36%)
9.72% 12/16/25
2
923,875 891,858
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
9.11% 08/14/25
2
5,065,051 4,954,253
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
7.85% - 7.86% 07/06/29
2
48,753 48,997
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.72% - 8.99% 10/01/27
2
2,197,694 2,142,752
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.61% 05/03/28
2
282,245 278,011
NortonLifeLock, Inc.,
Term Loan A2, 1st Lien
(SOFR plus 1.60%)
6.96% 09/10/27
2
1,343,843 1,341,746
Open Text Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 1.85%)
7.21% 05/30/25
2,3
228,227 228,893
(SOFR plus 2.85%)
8.21% 01/31/30
2,3
439,314 440,854
Oracle Corp.,
Term Loan A1, 1st Lien
(SOFR plus 0.60%)
6.46% 08/16/27
2
1,656,374 1,652,233
Sophia LP,
Term Loan B, 1st Lien
(SOFR plus 3.60%)
8.96% 10/07/27
2
193,446 194,096
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
9.62% 03/03/28
2
3,656,802 3,228,444
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
9.36% 11/15/29
2
$ 1,238,184 $ 1,242,054
18,688,307
Insurance — 0 .11%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
9.15% 02/15/27
2
1,115,239 1,114,944
Asurion LLC,
Term Loan B10, 1st Lien
(SOFR plus 4.10%)
8.91% 08/19/28
2
987,500 984,720
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
8.72% 12/23/26
2
773,043 772,614
2,872,278
Materials — 0 .18%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.50%)
8.86% 08/18/28
2
651,500 652,151
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.03%)
9.37% 07/03/28
2
2,779,529 2,530,761
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
9.22% 04/20/28
2
1,559,321 1,553,473
4,736,385
Office REITs — 0 .09%
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.68%)
8.12% 02/17/28
2
2,247,044 2,251,257
Retail — 0 .27%
1011778 BC Unlimited Liability Co.,
Term Loan B5, 1st Lien (Canada)
(SOFR plus 2.25%)
7.61% 09/23/30
2,3
411,202 411,862
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
7.72% 02/19/28
2
2,721,373 2,729,034
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.61%)
8.97% 03/31/28
2
3,510,000 3,474,900

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
7 / December 2023
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
7.22% 03/15/28
2
$ 459,368 $ 460,468
7,076,264
Services — 0 .09%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 4.11%)
8.63% 01/29/27
2
1,294,601 1,298,239
Element Materials Technology Group U.S. Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
123,136 122,367
Term Loan B, 1st Lien
(SOFR plus 4.35%)
9.70% 07/06/29
2
266,796 265,128
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.86%)
9.22% 12/15/28
2
534,919 532,078
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
9.46% 11/02/27
2
170,376 164,882
2,382,694
Specialized REITs — 0 .05%
Greystar Real Estate Partners, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
9.12% 08/07/30
2
1,377,854 1,381,299
Total Bank Loans
(Cost $78,420,347) 77,058,674
CORPORATES — 24 .75% *
Banking — 5 .91%
Bank of America Corp.
3.42% 12/20/28
4
2,731,000 2,572,195
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
7,570,000 6,157,114
2.09% 06/14/29
4
8,194,000 7,235,006
3.97% 03/05/29
4
1,185,000 1,132,916
(CME Term SOFR 3-Month plus 0.91%)
6.29% 12/01/26
2
4,400,000 4,270,066
Bank of America Corp.,
Series N
1.66% 03/11/27
4
11,725,000 10,863,085
Bank of America Corp.,
Series RR
4.38%
4,7
2,340,000 2,096,251
Comerica, Inc.
5.63%
4,7
2,145,000 2,025,604
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Discover Bank
(BKNT)
3.45% 07/27/26 $ 2,811,000 $ 2,658,988
DNB Bank ASA
(Norway)
1.61% 03/30/28
1,3,4
633,000 564,907
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,4
15,725,000 13,736,037
2.80% 05/24/32
3,4
1,800,000 1,504,331
4.76% 06/09/28
3,4
2,260,000 2,229,301
JPMorgan Chase & Co.
1.58% 04/22/27
4
10,250,000 9,463,123
2.07% 06/01/29
4
510,000 452,653
2.58% 04/22/32
4
2,055,000 1,740,377
Lloyds Banking Group PLC
(United Kingdom)
3.57% 11/07/28
3,4
2,130,000 2,005,547
3.87% 07/09/25
3,4
4,000,000 3,962,998
4.98% 08/11/33
3,4
80,000 77,933
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
1,542,000 1,536,609
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
4
5,840,000 5,719,107
6.04% 10/28/33
4
1,165,000 1,219,057
6.88% 10/20/34
4
2,605,000 2,895,530
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
13,951,000 13,795,725
1.67% 06/14/27
3,4
2,620,000 2,385,891
U.S. Bancorp
3.70%
4,7
1,980,000 1,564,072
4.84% 02/01/34
4
6,710,000 6,442,675
5.84% 06/12/34
4
1,630,000 1,684,057
5.85% 10/21/33
4
1,320,000 1,363,676
UBS Group AG
(Switzerland)
2.88% 04/02/32
3,4
1,500,000 1,550,389
3.09% 05/14/32
1,3,4
9,460,000 8,068,391
3.87% 01/12/29
1,3,4
785,000 740,704
6.54% 08/12/33
1,3,4
2,064,000 2,200,740
7.75% 03/01/29
3,4
635,000 809,351
9.02% 11/15/33
1,3,4
6,795,000 8,362,097
UBS Group AG
(EMTN)
(Switzerland)
0.63% 01/18/33
3
1,920,000 1,602,732
Wells Fargo & Co.
(MTN)
3.35% 03/02/33
4
18,205,000 15,930,060
4.90% 07/25/33
4
1,350,000 1,315,902
153,935,197

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications — 1 .74%
C&W Senior Financing DAC
(Ireland)
6.88% 09/15/27
1,3
$ 300,000 $ 281,040
Cable One, Inc.
4.00% 11/15/30
1
1,777,000 1,457,140
Charter Communications Operating LLC/Charter
Communications Operating Capital
4.80% 03/01/50 4,765,000 3,694,566
5.38% 05/01/47 3,050,000 2,609,674
5.75% 04/01/48 2,347,000 2,086,038
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.25% 04/01/53 1,000,000 838,847
CommScope, Inc.
4.75% 09/01/29
1
2,658,000 1,814,085
CSC Holdings LLC
4.63% 12/01/30
1
500,000 300,000
5.38% 02/01/28
1
650,000 574,778
6.50% 02/01/29
1
2,650,000 2,340,997
7.50% 04/01/28
1
2,522,000 1,889,091
11.25% 05/15/28
1
1,000,000 1,031,012
Frontier Communications Holdings LLC
5.00% 05/01/28
1
1,293,000 1,195,706
6.75% 05/01/29
1
1,640,000 1,468,207
8.63% 03/15/31
1
1,924,000 1,963,385
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
4,505,000 4,508,567
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
4.75% 04/30/27
1
1,095,000 1,051,200
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
7,494,000 5,863,244
Tele Columbus AG,
Series REGS
(Georgia)
3.88% 05/02/25
3
2,240,000 1,599,710
Time Warner Cable LLC
5.50% 09/01/41 4,443,000 3,849,492
VZ Secured Financing BV
(Netherlands)
5.00% 01/15/32
1,3
2,495,000 2,141,683
VZ Secured Financing BV,
Series REGS
(Netherlands)
3.50% 01/15/32
3
2,800,000 2,738,448
45,296,910
Consumer Discretionary — 1 .61%
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
1,3
1,500,000 1,431,254
BAT Capital Corp.
2.73% 03/25/31 915,000 768,355
4.54% 08/15/47 500,000 384,719
4.76% 09/06/49 8,059,000 6,400,199
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Becle, SAB de CV
(Mexico)
2.50% 10/14/31
1,3
$ 4,450,000 $ 3,584,853
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,500,000 1,477,964
4.25% 07/21/25
1,3
1,880,000 1,847,853
Reynolds American, Inc.
5.85% 08/15/45 7,245,000 6,840,447
Spectrum Brands, Inc.
3.88% 03/15/31
1
1,240,000 1,127,044
Triton Water Holdings, Inc.
6.25% 04/01/29
1
3,572,000 3,129,965
WarnerMedia Holdings, Inc.
5.05% 03/15/42 7,970,000 7,035,952
5.14% 03/15/52 9,287,000 7,999,931
42,028,536
Diversified REITs — 1 .31%
American Assets Trust LP
3.38% 02/01/31 4,005,000 3,272,502
American Tower Corp.
0.88% 05/21/29 1,765,000 1,702,672
1.00% 01/15/32 1,770,000 1,604,536
2.70% 04/15/31 3,045,000 2,616,798
CapitaLand Ascendas REIT
(EMTN)
(Slovenia)
0.75% 06/23/28
3
525,000 497,049
Digital Dutch Finco BV
(Netherlands)
1.00% 01/15/32
3
2,600,000 2,290,531
1.50% 03/15/30
3
2,140,000 2,060,205
Digital Intrepid Holding BV
(Netherlands)
1.38% 07/18/32
3
1,000,000 904,066
GLP Capital LP/GLP Financing II, Inc.
5.30% 01/15/29 2,280,000 2,278,130
5.75% 06/01/28 6,241,000 6,302,037
LXP Industrial Trust
2.70% 09/15/30 2,000,000 1,659,724
VICI Properties LP
4.95% 02/15/30 450,000 437,535
5.13% 05/15/32 5,106,000 4,984,462
VICI Properties LP/VICI Note Co., Inc.
3.75% 02/15/27
1
120,000 113,836
3.88% 02/15/29
1
1,855,000 1,705,507
4.13% 08/15/30
1
113,000 103,293
4.50% 09/01/26
1
1,150,000 1,126,298
4.63% 06/15/25
1
320,000 314,578
33,973,759
Electric — 1 .17%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
8,130,000 7,175,671

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
9 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Cleco Power LLC
6.00% 12/01/40 $ 825,000 $ 824,692
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.88% 07/26/33
3
650,000 526,805
Dominion Energy, Inc.
5.75% 10/01/54
4
2,515,000 2,482,717
Duke Energy Corp.
3.85% 06/15/34 3,840,000 4,206,067
FirstEnergy Transmission LLC
2.87% 09/15/28
1
3,153,000 2,861,890
Metropolitan Edison Co.
4.00% 04/15/25
1
2,625,000 2,556,583
Mong Duong Finance Holdings BV,
Series REGS
(Netherlands)
5.13% 05/07/29
3
322,802 301,012
Pike Corp.
8.63% 01/31/31
1
1,280,000 1,347,367
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 2,190,000 2,120,445
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
1,670,000 1,724,828
4.50% 10/28/34
3
645,000 795,393
4.75% 10/28/42
3
2,705,000 3,507,673
30,431,143
Energy — 1 .36%
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
780,000 849,186
Energy Transfer LP
5.15% 03/15/45 381,000 348,981
Energy Transfer LP,
Series B
6.63%
4,7
3,251,000 2,726,743
Energy Transfer Operating LP
5.30% 04/15/47 1,765,000 1,629,003
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
1,3
1,698,880 1,479,353
Global Partners LP/GLP Finance Corp.
6.88% 01/15/29 2,636,000 2,555,561
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
1,586,000 1,323,567
4.75% 04/19/27
3
205,000 199,771
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
2,424,000 2,409,755
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
$ 970,000 $ 1,113,612
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
1,3
4,079,000 3,679,666
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
557,000 355,970
6.75% 09/21/47
3
2,575,000 1,688,108
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
650,000 624,914
Rockies Express Pipeline LLC
6.88% 04/15/40
1
2,890,000 2,846,650
Southern Co. Gas Capital Corp.
3.88% 11/15/25 2,410,000 2,351,350
Southern Gas Corridor CJSC,
Series REGS
(Azerbaijan)
6.88% 03/24/26
3
2,776,000 2,830,132
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 3,846,000 3,514,283
Venture Global LNG, Inc.
9.50% 02/01/29
1
1,311,000 1,387,741
9.88% 02/01/32
1
1,300,000 1,354,632
35,268,978
Finance — 3 .24%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
10,100,000 9,226,133
American Express Co.,
Series D
3.55%
4,7
2,350,000 2,026,875
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
5,278,000 4,680,853
2.88% 02/15/25
1,3
3,555,000 3,439,067
Capital One Financial Corp.
3.27% 03/01/30
4
2,675,000 2,390,588
Charles Schwab Corp. (The)
Series K
5.00%
4,7
2,020,000 1,828,640
Citigroup, Inc.
2.57% 06/03/31
4
56,000 47,865
2.98% 11/05/30
4
2,380,000 2,123,702
3.06% 01/25/33
4
9,383,000 8,022,183
Gaci First Investment Co.
(Cayman Islands)
5.25% 10/13/32
3
650,000 674,292
GGAM Finance Ltd.
(Cayman Islands)
8.00% 02/15/27
1,3
860,000 882,609

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
8.00% 06/15/28
1,3
$ 2,854,000 $ 2,939,620
Goldman Sachs Group, Inc. (The)
1.95% 10/21/27
4
4,295,000 3,932,840
2.65% 10/21/32
4
7,442,000 6,204,114
(SOFR Rate plus 0.49%)
5.86% 10/21/24
2
5,565,000 5,558,758
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38% 02/01/29 460,000 386,400
5.25% 05/15/27 1,558,000 1,411,938
9.75% 01/15/29
1
2,185,000 2,233,190
Jane Street Group/JSG Finance, Inc.
4.50% 11/15/29
1
1,383,000 1,292,416
JPMorgan Chase & Co.
1.56% 12/10/25
4
2,290,000 2,205,106
1.95% 02/04/32
4
1,415,000 1,150,616
2.55% 11/08/32
4
4,445,000 3,716,713
Morgan Stanley
0.79% 05/30/25
4
1,395,000 1,364,139
2.48% 09/16/36
4
7,080,000 5,624,290
Morgan Stanley
(GMTN)
2.95% 05/07/32
4
3,250,000 3,401,110
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
3,890,000 3,619,251
Park Aerospace Holdings Ltd.
(Cayman Islands)
5.50% 02/15/24
1,3
861,000 859,474
UBS Group AG
(Switzerland)
1.36% 01/30/27
1,3,4
1,935,000 1,775,155
Vonovia SE
(Georgia)
1.00% 06/16/33
3
300,000 252,648
1.50% 06/14/41
3
1,100,000 794,567
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
200,000 234,200
84,299,352
Food — 0 .81%
H-Food Holdings LLC/Hearthside Finance Co., Inc.
8.50% 06/01/26
1
3,012,000 301,200
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg Sarl
(Canada)
6.75% 03/15/34
1,3
3,955,000 4,165,033
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
3
796,000 685,949
5.75% 04/01/33
3
5,500,000 5,445,584
6.50% 12/01/52
3
1,555,000 1,563,409
Pilgrim's Pride Corp.
3.50% 03/01/32 382,000 323,907
4.25% 04/15/31 2,000,000 1,808,420
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
6.25% 07/01/33 $ 385,000 $ 396,661
Simmons Foods, Inc./Simmons Prepared Foods, Inc./
Simmons Pet Food, Inc./Simmons Feed
4.63% 03/01/29
1
3,089,000 2,681,491
Smithfield Foods, Inc.
2.63% 09/13/31
1
4,690,000 3,648,441
21,020,095
Health Care — 1 .94%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
1,3
2,506,000 2,445,493
Amgen, Inc.
5.65% 03/02/53 575,000 606,536
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
6,281,000 5,974,629
4.63% 06/25/38
1
2,775,000 2,386,767
4.88% 06/25/48
1
1,915,000 1,617,170
5.50% 08/15/25
1
2,000,000 1,980,016
CAB SELAS,
Series REGS
(France)
3.38% 02/01/28
3
1,080,000 1,071,214
Cano Health LLC
6.25% 10/01/28
1
1,076,000 82,587
Catalent Pharma Solutions, Inc.
3.50% 04/01/30
1
2,981,000 2,596,535
Catalent Pharma Solutions, Inc.,
Series REGS
2.38% 03/01/28 755,000 727,423
Centene Corp.
2.45% 07/15/28 5,898,000 5,269,454
4.25% 12/15/27 2,830,000 2,729,006
Ephios Subco 3 SARL
(Luxembourg)
7.88% 01/31/31
1,3
360,000 412,110
Fresenius Finance Ireland PLC
(EMTN)
(Ireland)
0.88% 10/01/31
3
1,000,000 896,767
Grifols SA
(Spain)
4.75% 10/15/28
1,3
349,000 318,113
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
1,800,000 1,822,719
HCA, Inc.
3.50% 07/15/51 1,743,000 1,233,481
5.25% 06/15/49 1,295,000 1,205,472
Kedrion SpA
(Italy)
6.50% 09/01/29
1,3
4,000,000 3,660,000
Medtronic Global Holdings SCA
(Luxembourg)
3.38% 10/15/34
3
900,000 1,004,664

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
11 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
$ 4,935,000 $ 4,042,262
Prime Healthcare Services, Inc.
7.25% 11/01/25
1
2,681,000 2,625,316
Sartorius Finance BV
(Netherlands)
4.50% 09/14/32
3
900,000 1,037,136
4.88% 09/14/35
3
300,000 350,503
Teva Pharmaceutical Finance Netherlands II BV
(Netherlands)
7.88% 09/15/31
3
2,000,000 2,508,494
Universal Health Services, Inc.
1.65% 09/01/26 1,500,000 1,366,393
2.65% 01/15/32 590,000 485,004
50,455,264
Health Care REITs — 0 .19%
Healthcare Reality Holdings LP
2.00% 03/15/31 190,000 152,197
3.50% 08/01/26 2,257,000 2,158,350
Healthcare Realty Holdings LP
2.05% 03/15/31 391,000 305,528
3.63% 01/15/28 625,000 576,939
3.88% 05/01/25 1,695,000 1,649,014
4,842,028
Industrial REITs — 0 .18%
Prologis Euro Finance LLC
0.50% 02/16/32 1,415,000 1,225,837
1.00% 02/06/35 930,000 768,442
Prologis Euro Finance LLC,
(EMTN)
4.25% 01/31/43 610,000 681,270
SELP Finance SARL
(Luxembourg)
0.88% 05/27/29
3
2,095,000 1,974,620
4,650,169
Industrials — 1 .26%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
5.25% 08/15/27
1,3
4,441,000 3,467,996
Artera Services LLC
9.03% 12/04/25
1
2,841,000 2,697,266
Berry Global, Inc.
1.50% 01/15/27
1
1,595,000 1,653,932
1.65% 01/15/27 105,000 94,611
4.88% 07/15/26
1
1,195,000 1,175,079
Boeing Co. (The)
1.43% 02/04/24 8,790,000 8,757,181
Energizer Holdings, Inc.
4.38% 03/31/29
1
922,000 830,584
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.74%)
6.12% 08/15/36
2
10,370,000 9,471,176
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
OT Merger Corp.
7.88% 10/15/29
1
$ 7,500,000 $ 4,548,126
32,695,951
Information Technology — 0 .29%
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
1,510,000 1,566,625
Oracle Corp.
3.60% 04/01/40 2,400,000 1,915,755
3.80% 11/15/37 1,490,000 1,269,334
4.00% 11/15/47 2,050,000 1,627,459
RingCentral, Inc.
8.50% 08/15/30
1
1,195,000 1,223,184
7,602,357
Insurance — 1 .16%
Acrisure LLC/Acrisure Finance, Inc.
6.00% 08/01/29
1
2,272,000 2,078,880
Athene Global Funding
1.99% 08/19/28
1
7,980,000 6,900,765
2.72% 01/07/29
1
1,535,000 1,347,832
3.21% 03/08/27
1
2,225,000 2,044,329
Brown & Brown, Inc.
4.95% 03/17/52 1,510,000 1,338,841
Farmers Exchange Capital
7.20% 07/15/48
1
150,000 152,073
Farmers Exchange Capital II
6.15% 11/01/53
1,4
2,500,000 2,362,745
Farmers Insurance Exchange
4.75% 11/01/57
1,4
3,800,000 2,930,952
8.63% 05/01/24
1
942,000 948,179
Nationwide Mutual Insurance Co.
7.94% 12/15/24
1,4
3,825,000 3,821,772
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,4
6,470,000 6,369,118
30,295,486
Materials — 0 .76%
ASP Unifrax Holdings, Inc.
5.25% 09/30/28
1
2,460,000 1,798,800
7.50% 09/30/29
1
1,020,000 523,532
ATI, Inc.
7.25% 08/15/30 710,000 741,950
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
3,232,000 3,137,490
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
3,600,000 3,642,120
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
7,835,000 6,485,038
3.27% 11/15/40
1
130,000 93,253
3.47% 12/01/50

605,000 414,203

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
4.38% 06/01/47 $ 150,000 $ 115,891
5.00% 09/26/48 320,000 272,597
SK Invictus Intermediate II SARL
(Luxembourg)
5.00% 10/30/29
1,3
3,086,000 2,680,500
19,905,374
Office REITs — 0 .17%
Hudson Pacific Properties LP
3.25% 01/15/30 1,530,000 1,150,474
3.95% 11/01/27 3,035,000 2,544,234
4.65% 04/01/29 215,000 174,672
5.95% 02/15/28 665,000 596,404
4,465,784
Real Estate Investment Trust (REIT) — 0 .11%
Annington Funding PLC
(EMTN)
(United Kingdom)
3.18% 07/12/29
3
595,000 679,284
Realty Income Corp.
5.13% 07/06/34 1,505,000 1,838,974
Vonovia Finance BV
(Netherlands)
2.25% 04/07/30
3
300,000 298,620
2,816,878
Residential REITs — 0 .23%
American Homes 4 Rent LP
4.30% 04/15/52 3,234,000 2,632,031
Invitation Homes Operating Partnership LP
2.70% 01/15/34 3,325,000 2,675,587
4.15% 04/15/32 144,000 132,448
5.50% 08/15/33 525,000 526,240
5,966,306
Retail — 0 .44%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
1
1,882,000 1,851,417
5.88% 04/01/29
1
900,000 852,390
Fertitta Entertainment, LLC/Fertitta Entertainment Finance
Co., Inc.
6.75% 01/15/30
1
4,172,000 3,686,045
Michaels Cos., Inc. (The)
7.88% 05/01/29
1
5,775,000 3,642,033
Raising Cane's Restaurants LLC
9.38% 05/01/29
1
1,215,000 1,297,279
11,329,164
Services — 0 .41%
Global Payments, Inc.
4.88% 03/17/31 1,255,000 1,458,003
Hertz Corp. (The)
5.00% 12/01/29
1
1,650,000 1,358,099
VT Topco, Inc.
8.50% 08/15/30
1
905,000 942,907
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
WASH Multifamily Acquisition, Inc.
5.75% 04/15/26
1
$ 1,855,000 $ 1,803,328
Waste Pro USA, Inc.
5.50% 02/15/26
1
3,935,000 3,791,884
Worldline SA
(France)
0.00% 07/30/26
3,8
14,000 1,391,952
10,746,173
Specialized REITs — 0 .34%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
1,800,000 1,791,485
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
1,030,000 955,730
1.63% 04/20/30
3
800,000 708,972
1.75% 03/12/29
3
1,225,000 1,141,601
China Aoyuan Group Ltd.
(Cayman Islands)
6.35% 02/08/24
3,5,6
2,660,000 59,850
China SCE Group Holdings Ltd.
(Cayman Islands)
7.00% 05/02/25
3,5,6,9,10
1,070,000 67,624
Extra Space Storage LP
2.20% 10/15/30 1,286,000 1,071,566
2.35% 03/15/32 2,750,000 2,243,610
2.40% 10/15/31 657,000 542,191
Sunac China Holdings Ltd.
(Cayman Islands)
1.00% 09/30/32
1,3,5,6
353,062 28,245
6.00% 09/30/25
1,3,5,6,11
285,617 35,702
6.25% 09/30/26
1,3,5,6,12
285,617 30,704
6.50% 09/30/27
1,3,5,6,13
571,235 52,839
6.75% 09/30/28
1,3,5,6,14
856,854 70,691
7.00% 09/30/29
1,3,5,6,15
856,854 66,406
7.25% 09/30/30
1,3,5,6,16
402,501 29,181
Times China Holdings Ltd.
(Cayman Islands)
6.75% 07/08/25
3,5,6,9,10
1,040,000 23,101
Zhenro Properties Group Ltd.
(Cayman Islands)
6.63% 01/07/26
3,5,6,9,10
1,810,000 21,720
8,941,218
Transportation — 0 .07%
American Airlines Pass-Through Trust,
Series 2015-2, Class AA
3.60% 09/22/27 1,828,387 1,713,208
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 42,483 42,887
1,756,095

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
13 / December 2023
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Water — 0 .05%
Thames Water Utilities Finance PLC
(EMTN)
(United Kingdom)
4.38% 01/18/31
3
$ 1,320,000 $ 1,382,428
Total Corporates
(Cost $674,100,652) 644,104,645
FOREIGN GOVERNMENT OBLIGATIONS — 1 .89%
Foreign Government Obligations — 1 .89%
Brazilian Government International Bond
(Brazil)
3.88% 06/12/30
3
1,310,000 1,201,008
6.00% 10/20/33
3
1,230,000 1,231,968
Colombia Government International Bond
(Colombia)
3.00% 01/30/30
3
1,598,000 1,349,031
3.13% 04/15/31
3
1,550,000 1,265,791
4.50% 03/15/29
3
477,000 447,331
8.00% 04/20/33
3
200,000 219,100
Dominican Republic International Bond
(Dominican Republic)
4.50% 01/30/30
1,3
3,900,000 3,602,625
Finance Department Government of Sharjah
(United Arab Emirates)
6.50% 11/23/32
1,3
1,629,000 1,713,757
Guatemala Government Bond,
Series REGS
(Guam)
5.25% 08/10/29
3
3,050,000 2,997,388
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
1,3
4,200,000 3,396,292
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
5,531,000 4,689,341
4.88% 05/19/33
3
3,175,000 3,068,955
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
2,640,000 2,696,232
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
3,000,000 2,199,844
3.16% 01/23/30
3
3,321,000 2,837,462
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
2,185,000 2,139,552
Peruvian Government International Bond
(Peru)
2.78% 01/23/31
3
3,860,000 3,371,015
Republic of Poland Government International Bond
(Poland)
4.88% 10/04/33
3
2,670,000 2,713,441
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
$ 827,000 $ 775,362
4.85% 09/30/29
3
1,283,000 1,206,328
5.88% 06/22/30
3
875,000 851,348
5.88% 04/20/32
3
1,064,000 1,011,119
Romanian Government International Bond
(Romania)
6.63% 02/17/28
1,3
450,000 466,503
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
4,400,000 3,754,282
Total Foreign Government Obligations
(Cost $52,440,026) 49,205,075
MORTGAGE-BACKED — 62 .89% **
Non-Agency Commercial Mortgage-Backed — 7 .94%
1345 Avenue of the Americas & Park Avenue Plaza Trust,
Series 2005-1, Class A3
5.28% 08/10/35
1
7,801,704 7,538,953
A10 Bridge Asset Financing,
Series 2021-D, Class A1FL
(SOFR30A plus 1.45%)
6.79% 10/01/38
1,2
3,409,887 3,302,588
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
1,4
7,985,000 7,381,644
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BHP3, Class A
(CME Term SOFR 1-Month plus 2.01%)
7.38% 03/15/37
1,2
5,000,000 4,986,938
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2020-BOC, Class X (IO)
0.47% 01/15/32
1,4
98,610,000 1,164,776
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/24
4,5,6
2,702,989 2,634,333
BX Commercial Mortgage Trust,
Series 2020-VIVA, Class D
3.55% 03/11/44
1,4
5,000,000 4,174,244
BX Commercial Mortgage Trust,
Series 2021-XL2, Class J
(CME Term SOFR 1-Month plus 4.00%)
9.37% 10/15/38
1,2
8,914,004 8,443,093
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
7,060,000 6,237,964
BXHPP Trust,
Series 2021-FILM, Class E
(CME Term SOFR 1-Month plus 2.11%)
7.48% 08/15/36
1,2
3,917,000 3,149,244
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class F
(CME Term SOFR 1-Month plus 2.60%)
8.21% 12/15/37
1,2
9,700,000 9,324,692

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class G
(CME Term SOFR 1-Month plus 3.30%)
8.91% 12/15/37
1,2
$ 8,503,000 $ 8,130,944
CD Mortgage Trust,
Series 2016-CD1, Class XA (IO)
1.36% 08/10/49
4
58,893,650 1,438,479
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class XA (IO)
1.30% 02/10/48
4
56,573,168 464,050
Commercial Mortgage Trust,
Series 2012-CR4, Class XA (IO)
1.14% 10/15/45
4
8,525,699 581
Commercial Mortgage Trust,
Series 2014-CR16, Class XA (IO)
0.92% 04/10/47
4
87,264,002 36,930
Commercial Mortgage Trust,
Series 2017-PANW, Class D
3.93% 10/10/29
1,4
4,440,000 3,787,374
Commercial Mortgage Trust,
Series 2020-CBM, Class XCP (IO)
0.60% 02/10/37
1,4
68,872,262 326,313
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class D
(CME Term SOFR 1-Month plus 1.65%)
7.01% 05/15/36
1,2
5,700,817 5,683,309
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class XA (IO)
1.54% 06/15/52
4
90,107,020 5,519,943
CSMC,
Series 2021-BPNY, Class A
(CME Term SOFR 1-Month plus 3.83%)
9.19% 08/15/26
1,2
12,734,000 11,273,250
DROP Mortgage Trust,
Series 2021-FILE, Class D
(CME Term SOFR 1-Month plus 2.86%)
8.23% 10/15/43
1,2
3,145,000 2,270,337
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class F
3.96% 12/10/36
1,4
2,410,000 2,309,406
FREMF Mortgage Trust,
Series 2019-KF71, Class B
(SOFR30A plus 2.41%)
7.75% 10/25/29
1,2
686,124 629,864
FREMF Mortgage Trust,
Series 2020-KF75, Class B
(SOFR30A plus 2.36%)
7.70% 12/25/29
1,2
1,367,453 1,247,827
FREMF Mortgage Trust,
Series 2020-KF88, Class C
(SOFR30A plus 9.11%)
14.45% 09/25/30
1,2
3,625,274 3,660,715
Grace Trust,
Series 2020-GRCE, Class A
2.35% 12/10/40
1
8,000,000 6,478,334
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Grace Trust,
Series 2020-GRCE, Class D
2.68% 12/10/40
1,4
$ 2,950,000 $ 2,205,073
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,4
40,999,000 116,417
GS Mortgage Securities Corp. Trust,
Series 2023-FUN, Class B
(CME Term SOFR 1-Month plus 2.79%)
8.15% 03/15/28
1,2
5,160,000 5,147,431
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
0.94% 04/10/47
4
30,779,304 30,903
GSCG Trust,
Series 2019-600C, Class G
3.99% 09/06/34
1,4
9,212,000 184,910
Hilton USA Trust,
Series 2016-HHV, Class F
4.19% 11/05/38
1,4
7,840,000 7,104,412
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
1,4
6,555,000 5,682,650
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class F
2.94% 12/10/41
1,4
6,891,000 4,903,699
ILPT Commercial Mortgage Trust,
Series 2022-LPFX, Class A
3.38% 03/15/32
1
11,770,000 9,881,960
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2022-NLP, Class H
(CME Term SOFR 1-Month plus 5.01%)
10.37% 04/15/37
1,2
5,320,724 3,014,005
Life Mortgage Trust,
Series 2021-BMR, Class G
(CME Term SOFR 1-Month plus 3.06%)
8.43% 03/15/38
1,2
7,095,079 6,739,359
Med Trust,
Series 2021-MDLN, Class F
(CME Term SOFR 1-Month plus 4.11%)
9.48% 11/15/38
1,2
6,468,954 6,260,565
MF1 Ltd.,
Series 2020-FL4, Class B
(CME Term SOFR 1-Month plus 2.86%)
8.23% 11/15/35
1,2
6,000,000 6,004,540
MF1 Ltd.,
Series 2020-FL4, Class D
(CME Term SOFR 1-Month plus 4.21%)
9.58% 11/15/35
1,2
4,481,000 4,395,900
MKT Mortgage Trust,
Series 2020-525M, Class C
2.94% 02/12/40
1,4
4,970,000 2,775,149
MKT Mortgage Trust,
Series 2020-525M, Class D
2.94% 02/12/40
1,4
7,500,000 3,706,879

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
15 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
MKT Mortgage Trust,
Series 2020-525M, Class XA (IO)
0.21% 02/12/40
1,4
$ 147,585,000 $ 1,684,727
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
4
66,485,026 470,634
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C24, Class XA (IO)
0.68% 05/15/48
4
100,148,130 775,598
Morgan Stanley Capital I Trust,
Series 2018-MP, Class A
4.28% 07/11/40
1,4
2,500,000 2,170,916
Natixis Commercial Mortgage Securities Trust,
Series 2018-ALXA, Class E
4.32% 01/15/43
1,4
1,095,000 570,644
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
1,840,000 1,312,421
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class C
4.39% 01/05/43
1,4
10,000,000 5,759,295
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class D
4.39% 01/05/43
1,4
13,330,000 6,276,396
VMC Finance LLC,
Series 2021-HT1, Class B
(CME Term SOFR 1-Month plus 4.61%)
9.97% 01/18/37
1,2
1,600,000 1,550,932
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.04% 08/15/50
4
32,515,607 24,887
Wells Fargo Commercial Mortgage Trust,
Series 2016-C33, Class XA (IO)
1.56% 03/15/59
4
74,508,411 1,923,150
Westfield Galleria at Roseville
8.40% 03/29/25
5,6
4,300,000 4,291,400
WF-RBS Commercial Mortgage Trust,
Series 2013-C14, Class XA (IO)
0.35% 06/15/46
4
2,206,675 4,156
WF-RBS Commercial Mortgage Trust,
Series 2014-C23, Class XA (IO)
0.54% 10/15/57
4
71,986,523 108,764
206,673,897
Non-Agency Mortgage-Backed — 32 .73%
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
5.77% 06/25/36
2
4,499,101 3,216,661
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 12/25/36
2
51,835,006 13,697,452
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A1
(CME Term SOFR 1-Month plus 0.43%)
5.79% 03/25/37
2
$ 27,833,498 $ 12,691,992
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP1, Class A2D
(CME Term SOFR 1-Month plus 0.87%)
6.23% 03/25/37
2
2,210,108 890,828
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 5A1
3.84% 08/25/35
4
1,167,937 917,932
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 1A1
5.41% 03/25/37
4
1,049,679 849,517
Alternative Loan Trust,
Series 2005-74T1, Class A1
6.00% 01/25/36 5,173,770 2,980,983
Alternative Loan Trust,
Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
6.49% 01/25/36
2
2,411,220 2,199,446
Alternative Loan Trust,
Series 2006-HY12, Class A5
4.15% 08/25/36
4
2,027,233 1,866,162
American Home Mortgage Investment Trust,
Series 2006-1, Class 11A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 03/25/46
2
7,806,776 6,617,074
American Home Mortgage Investment Trust,
Series 2006-1, Class 12A1
(CME Term SOFR 1-Month plus 0.51%)
5.87% 03/25/46
2
2,420,100 2,055,311
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2006-W3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
5.83% 04/25/36
2
38,016,236 11,058,719
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A1A
(CME Term SOFR 1-Month plus 1.36%)
6.72% 06/25/37
2
15,937,540 11,096,094
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
6.47% 06/25/37
2
2,920,843 2,331,965
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(CME Term SOFR 1-Month plus 1.09%)
6.45% 12/25/34
2
1,036,178 940,080
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE5, Class A5
(CME Term SOFR 1-Month plus 0.59%)
3.12% 07/25/36
2
9,754,000 9,395,582

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 16
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Alternative Loan Trust,
Series 2003-8, Class 1CB1
5.50% 10/25/33 $ 367,794 $ 355,374
Banc of America Funding Trust,
Series 2006-D, Class 3A1
4.39% 05/20/36
4
587,107 538,822
Banc of America Funding Trust,
Series 2015-R3, Class 6A2
5.02% 05/27/36
1,4
8,852,949 8,256,247
Banc of America Mortgage Trust,
Series 2005-K, Class 2A1
5.21% 12/25/35
4
590,784 525,339
BCAP LLC Trust,
Series 2007-AA1, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.83% 03/25/37
2
2,350,999 2,058,446
BCAP LLC Trust,
Series 2014-RR3, Class 4A1
3.32% 03/26/36
1,4
161,881 162,776
Bear Stearns ALT-A Trust,
Series 2005-2, Class 2A4
3.89% 04/25/35
4
691,874 623,779
Bear Stearns ALT-A Trust,
Series 2005-8, Class 11A1
(CME Term SOFR 1-Month plus 0.65%)
6.01% 10/25/35
2
4,784,771 4,323,716
Bear Stearns ARM Trust,
Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.30%)
7.67% 10/25/35
2
842,972 792,098
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC6, Class 1A3
5.50% 09/25/35
4
249,795 239,375
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 6,531 6,440
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 1A1
(CME Term SOFR 1-Month plus 0.51%)
5.87% 09/25/47
2
4,364,196 3,960,111
Bear Stearns Mortgage Funding Trust,
Series 2007-AR4, Class 2A1
(CME Term SOFR 1-Month plus 0.32%)
5.68% 06/25/37
2
3,301,112 3,054,472
Carrington Mortgage Loan Trust,
Series 2006-NC4, Class A4
(CME Term SOFR 1-Month plus 0.35%)
5.71% 10/25/36
2
14,364,300 12,872,773
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
6.00% 02/25/36
2
756,724 745,385
Cascade MH Asset Trust,
Series 2022-MH1, Class A (STEP-reset date 02/25/24)
4.25% 08/25/54
1
6,619,202 6,016,946
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2007-A1, Class 8A1
5.81% 02/25/37
4
$ 372,333 $ 359,129
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
1,4
5,817,123 5,285,850
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
1,4
9,782,113 8,298,094
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
1,4
5,918,800 5,559,853
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
1,4
4,750,985 4,126,841
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
1,4
7,482,242 6,504,872
CIM Trust,
Series 2021-NR3, Class A1 (STEP-reset date 02/25/24)
2.57% 06/25/57
1
2,754,188 2,682,478
CIM Trust,
Series 2021-NR4, Class A1 (STEP-reset date 02/25/24)
2.82% 10/25/61
1
11,291,930 10,680,981
CIM Trust,
Series 2021-R3, Class A1B
1.95% 06/25/57
1,4
18,287,000 13,065,683
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,4
9,910,356 8,655,491
CIM Trust,
Series 2021-R4, Class A1B
2.00% 05/01/61
1,4
10,243,493 7,072,193
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
1,4
8,559,692 7,108,387
CIM Trust,
Series 2023-NR1, Class A1 (STEP-reset date 02/25/24)
6.00% 06/25/62
1
12,513,689 12,186,545
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
1,4
12,383,621 11,912,020
CIM Trust,
Series 2023-R3, Class A1B
4.50% 01/25/63
1,4
11,444,000 8,889,964
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
5.73% 11/25/35
2
38,178 31,288
Citigroup Mortgage Loan Trust,
Series 2006-AR3, Class 1A2A
4.27% 06/25/36
4
58,800 54,221
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 12/25/36
2
6,035,445 4,103,075

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
17 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust,
Series 2006-HE3, Class A2D
(CME Term SOFR 1-Month plus 0.57%)
5.93% 12/25/36
2
$ 6,450,094 $ 4,403,657
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-3, Class 1A2
(CME Term SOFR 1-Month plus 0.69%)
6.05% 04/25/35
2
2,364,590 2,226,801
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.71%)
6.07% 05/25/35
2
58,179 48,726
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR26, Class 3A1
6.47% 11/25/33
4
311,574 298,174
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-11, Class 1A1
6.50% 12/25/35 514,586 259,471
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 9A1
3.83% 06/25/34
4
28,045 26,342
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
1
474,169 —
Credit Suisse Mortgage Capital Trust,
Series 2006-8, Class 3A1
6.00% 10/25/21 20,682 6,665
Credit Suisse Mortgage Capital Trust,
Series 2020-RPL2, Class A12
3.53% 02/25/60
1,4
9,041,142 9,040,422
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.62% 04/25/61
1,4
11,219,181 9,112,764
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF3 (STEP-reset date 02/25/24)
3.07% 12/25/36 628,383 546,908
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A2
(CME Term SOFR 1-Month plus 0.33%)
5.69% 11/25/36
2
6,933,314 3,076,636
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF2 (STEP-reset date 02/25/24)
3.20% 01/25/37 2,437,924 736,540
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB4, Class A1A
(CME Term SOFR 1-Month plus 0.20%)
3.01% 04/25/37
2
368,915 361,982
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(CME Term SOFR 1-Month plus 0.17%)
3.27% 04/25/37
2
1,248,279 766,704
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2B (STEP-reset date 02/25/24)
3.54% 02/25/37 4,100,882 2,537,642
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 02/25/24)
3.54% 02/25/37 $ 981,512 $ 560,234
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB3, Class A3 (STEP-reset date 02/25/24)
3.32% 03/25/37 5,287,781 1,972,739
CSMC Mortgage-Backed Trust,
Series 2006-1, Class 1A4
5.50% 02/25/36 2,620,612 2,286,100
CSMC Trust,
Series 2021-RPL7, Class A1
1.93% 07/27/61
1,4
7,462,143 7,166,219
CSMCM Trust,
Series 2018-SP3, Class CERT
3.88% 10/25/58
1,4
12,395,198 10,430,769
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
6.19% 01/19/45
2
427,537 347,391
DSLA Mortgage Loan Trust,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.69%)
6.05% 10/19/45
2
3,289,642 2,868,155
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
5.67% 10/19/36
2
5,246,856 3,593,746
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
5.61% 03/19/37
2
1,151,466 957,225
Fannie Mae Connecticut Avenue Securities,
Series 2019-R06, Class 2B1
(SOFR30A plus 3.86%)
9.20% 09/25/39
1,2
5,697,966 5,869,351
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
8.44% 10/25/41
1,2
2,500,000 2,524,683
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
5.79% 10/25/36
2
11,740,366 7,565,339
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
5.89% 12/25/37
2
681,873 595,534
First Franklin Mortgage Loan Trust,
Series 2006-FF4, Class A3
(CME Term SOFR 1-Month plus 0.67%)
4.76% 03/25/36
2
1,509,709 1,496,782

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class M1
(CME Term SOFR 1-Month plus 0.52%)
5.88% 04/25/36
2
$ 3,860,000 $ 2,912,089
First Franklin Mortgage Loan Trust,
Series 2006-FF9, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.97% 06/25/36
2
8,650,000 7,622,204
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
5.91% 01/25/38
2
3,811,142 1,970,297
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 03/25/37
2
520,935 251,155
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.75% 09/25/34
4
90,969 87,821
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A3
5.75% 09/25/34
4
139,883 135,041
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
6.21% 12/25/35
4
699,296 580,654
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.59% 02/25/36
4
869,989 572,692
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA3, Class 3A1
6.79% 05/25/35
4
851,054 771,584
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.99% 09/25/35
4
1,144,849 992,612
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
6.09% 10/25/35
4
1,523,427 964,542
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
6.22% 11/25/35
4
858,165 740,014
First Horizon Alternative Mortgage Securities Trust,
Series 2006-AA7, Class A1
5.57% 01/25/37
4
1,756,059 1,300,712
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 1A1
3.87% 09/25/35
4
1,201,748 775,081
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR4, Class 2A1
4.94% 10/25/35
4
38,323 35,763
First Horizon Mortgage Pass-Through Trust,
Series 2005-AR5, Class 2A1
5.87% 11/25/35
4
491,515 388,068
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR2, Class 1A2
5.81% 08/25/37
4
52,119 17,490
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA2, Class M2
(SOFR30A plus 2.30%)
7.64% 08/25/33
1,2
$ 8,310,798 $ 8,379,565
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-DNA3, Class M2
(SOFR30A plus 2.10%)
7.44% 10/25/33
1,2
4,245,000 4,252,871
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA1, Class M2
(SOFR30A plus 2.25%)
7.59% 08/25/33
1,2
8,369,647 8,364,658
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2021-HQA2, Class M2
(SOFR30A plus 2.05%)
7.39% 12/25/33
1,2
5,000,000 4,939,903
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2022-DNA1, Class M1B
(SOFR30A plus 1.85%)
7.19% 01/25/42
1,2
3,485,000 3,492,748
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR5, Class 3A1
4.26% 09/19/35
4
903,765 714,384
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR1, Class 1A1
3.36% 04/19/36
4
2,632,478 2,041,702
GreenPoint Manufactured Housing,
Series 2000-1, Class A4
8.14% 03/20/30
4
4,236,058 3,034,407
GreenPoint Mortgage Funding Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.51%)
5.87% 03/25/47
2
8,276,657 7,263,845
GSAMP Trust,
Series 2007-FM2, Class A1
(CME Term SOFR 1-Month plus 0.25%)
5.61% 01/25/37
2
17,102,706 10,069,482
GSR Mortgage Loan Trust,
Series 2005-7F, Class 3A3 (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.39%, 5.50% Cap)
0.03% 09/25/35
2,5,6
9,696 482
GSR Mortgage Loan Trust,
Series 2005-AR4, Class 5A1
4.88% 07/25/35
4
343,674 321,840
GSR Mortgage Loan Trust,
Series 2006-AR2, Class 2A1
3.97% 04/25/36
4
159,340 105,878
HarborView Mortgage Loan Trust,
Series 2005-10, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
6.09% 11/19/35
2
894,009 616,234
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 09/19/46
2
8,105,123 6,960,845

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
19 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2007-6, Class 1A1A
(CME Term SOFR 1-Month plus 0.31%)
5.67% 08/19/37
2
$ 8,843,624 $ 7,637,955
Home Equity Mortgage Loan Asset-Backed Trust,
Series 2005-D, Class AII4
(CME Term SOFR 1-Month plus 0.81%)
6.17% 03/25/36
2
890,770 878,113
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.74%)
6.10% 11/25/35
2
950,185 931,767
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
5.75% 10/25/36
2
10,821,887 3,563,578
HSI Asset Securitization Corp. Trust,
Series 2006-HE2, Class 1A
(CME Term SOFR 1-Month plus 0.37%)
5.73% 12/25/36
2
26,244,967 10,765,431
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A1
(CME Term SOFR 1-Month plus 0.21%)
5.57% 07/25/36
2
9,923,035 4,228,218
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.31%)
5.67% 07/25/36
2
10,982,888 4,716,354
HSI Asset Securitization Corp. Trust,
Series 2006-WMC1, Class A4
(CME Term SOFR 1-Month plus 0.61%)
5.97% 07/25/36
2
9,604,021 4,215,704
Impac CMB Trust,
Series 2005-2, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
5.99% 04/25/35
2
1,625,205 1,528,345
IndyMac Index Mortgage Loan Trust,
Series 2005-AR14, Class 1A1A
(CME Term SOFR 1-Month plus 0.67%)
6.03% 07/25/35
2
7,778,565 5,525,160
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.49% 10/25/35
4
1,699,720 1,365,471
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 1A3
(CME Term SOFR 1-Month plus 0.65%)
6.01% 10/25/36
2
4,870,473 2,040,335
IndyMac Index Mortgage Loan Trust,
Series 2006-AR4, Class A2A
(CME Term SOFR 1-Month plus 0.61%)
5.97% 05/25/46
2
9,839,276 9,467,134
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 3A1
3.53% 05/25/36
4
206,036 177,512
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
IndyMac Index Mortgage Loan Trust,
Series 2006-AR9, Class 3A3
3.35% 06/25/36
4
$ 2,574,313 $ 2,119,735
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX4, Class 2A1
(CME Term SOFR 1-Month plus 0.47%)
5.83% 07/25/37
2
11,625,451 10,625,954
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 14,588 14,649
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(CME Term SOFR 1-Month plus 0.55%)
5.91% 07/25/36
2
548,329 547,770
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A1A
(CME Term SOFR 1-Month plus 0.24%)
5.60% 12/25/36
2
6,906,897 4,198,865
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC4, Class A4
(CME Term SOFR 1-Month plus 0.26%)
5.62% 12/25/36
2
8,700,306 4,549,407
JPMorgan Mortgage Trust,
Series 2005-A6, Class 7A1
5.05% 08/25/35
4
13,505 11,194
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
4.03% 05/25/36
4
15,681 13,331
Legacy Mortgage Asset Trust,
Series 2017-RPL1, Class A
(CME Term SOFR 1-Month plus 1.86%)
7.22% 01/28/70
1,2
1,093,037 1,094,699
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
5.77% 11/25/35
2
537,731 528,497
Lehman XS Trust,
Series 2006-17, Class 1A3
(CME Term SOFR 1-Month plus 0.61%)
5.97% 08/25/46
2
11,551,329 10,054,345
Lehman XS Trust,
Series 2006-GP2, Class 1A5A
(CME Term SOFR 1-Month plus 0.53%)
5.89% 06/25/46
2
3,341,099 3,029,387
Lehman XS Trust,
Series 2007-18N, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
7.17% 10/25/37
2
2,772,188 2,543,142
Long Beach Mortgage Loan Trust,
Series 2006-2, Class 1A
(CME Term SOFR 1-Month plus 0.47%)
5.83% 03/25/46
2
5,811,898 4,656,408

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2006-9, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.69% 10/25/36
2
$ 48,274,448 $ 15,082,171
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
5.16% 11/25/33
4
72,553 68,752
MASTR Adjustable Rate Mortgages Trust,
Series 2004-15, Class 8A1
5.90% 10/25/34
4
71,285 68,668
MASTR Adjustable Rate Mortgages Trust,
Series 2004-3, Class 3A3
4.49% 04/25/34
4
23,637 21,770
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA2, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus
0.80%)
5.81% 12/25/46
2
15,626,478 11,011,666
MASTR Asset-Backed Securities Trust,
Series 2006-WMC1, Class A3
(CME Term SOFR 1-Month plus 0.47%)
5.83% 02/25/36
2
15,893,017 5,595,574
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A4
(CME Term SOFR 1-Month plus 0.39%)
5.75% 05/25/37
2
3,150,000 2,437,092
MASTR Asset-Backed Securities Trust,
Series 2007-WMC1, Class A2
(CME Term SOFR 1-Month plus 0.16%)
5.52% 01/25/37
2
15,974,608 4,216,418
Merrill Lynch Alternative Note Asset Trust,
Series 2007-A3, Class A2D
(CME Term SOFR 1-Month plus 0.77%)
6.13% 04/25/37
2,5,6
883,581 38,139
Merrill Lynch Alternative Note Asset Trust,
Series 2007-OAR2, Class A2
(CME Term SOFR 1-Month plus 0.53%)
5.89% 04/25/37
2
6,891,327 5,552,983
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
5.97% 04/25/37
2
16,458,854 6,492,885
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A4
(CME Term SOFR 1-Month plus 0.61%)
5.97% 07/25/37
2
835,814 732,758
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-5, Class 1A
(CME Term SOFR 1-Month plus 0.96%)
6.32% 10/25/37
2
22,193,500 12,875,140
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
6.30% 10/25/33
4
63,817 62,418
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
7.52% 08/25/36
2
$ 582,796 $ 511,385
Morgan Stanley ABS Capital I Trust,
Series 2006-NC2, Class A2D
(CME Term SOFR 1-Month plus 0.69%)
6.05% 02/25/36
2
777,623 765,217
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
5.77% 06/25/36
2
8,887,808 4,633,395
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.59%)
5.95% 06/25/36
2
9,481,284 4,992,143
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2007-NC3, Class A2C
(CME Term SOFR 1-Month plus 0.30%)
5.66% 05/25/37
2
20,163,671 14,759,698
Morgan Stanley Home Equity Loan Trust,
Series 2006-3, Class A4
(CME Term SOFR 1-Month plus 0.63%)
5.99% 04/25/36
2
11,479,876 7,693,040
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.26% 09/25/34
4
143,035 136,925
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 1A
5.25% 02/25/21 42,330 39,912
MortgageIT Trust,
Series 2005-2, Class 2A
(CME Term SOFR 1-Month plus 1.76%)
7.11% 05/25/35
2
496,480 462,860
New York Mortgage Trust,
Series 2005-3, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 02/25/36
2
141,856 139,157
Nomura Asset Acceptance Corp.,
Series 2005-AR4, Class 4A1
5.13% 08/25/35
4
2,169,668 1,519,195
NRPL,
Series 2019-3A, Class A1 (STEP-reset date 02/25/24)
7.00% 07/25/59
1
7,925,889 8,050,091
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
4
10,211,723 2,209,964
Option One Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.29%)
5.65% 04/25/37
2
12,461,316 7,024,796
Option One Mortgage Loan Trust,
Series 2007-5, Class 2A2
(CME Term SOFR 1-Month plus 0.28%)
5.64% 05/25/37

18,187,105 9,408,631

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
21 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust,
Series 2006-2, Class A1
(CME Term SOFR 1-Month plus 0.53%)
5.89% 01/25/37
2
$ 3,536,813 $ 3,409,656
PHH Alternative Mortgage Trust,
Series 2007-2, Class 1A4
(CME Term SOFR 1-Month plus 0.71%)
6.07% 05/25/37
2
5,512,725 5,065,409
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
5.78% 06/25/47
2
4,519,277 4,133,276
PRET LLC,
Series 2022-RN2, Class A2 (STEP-reset date 01/25/24)
6.50% 06/25/52
1
16,833,000 15,960,234
PRET, LLC,
Series 2022-RN1, Class A1 (STEP-reset date 01/25/24)
3.72% 07/25/51
1
14,009,395 13,579,609
Pretium Mortgage Credit Partners LLC,
Series 2022-RN3, Class A2
6.50% 08/25/52
1,4
14,985,000 13,708,314
PRPM LLC,
Series 2021-9, Class A1 (STEP-reset date 01/25/24)
2.36% 10/25/26
1
14,156,335 13,756,658
PRPM, LLC,
Series 2021-8, Class A1
1.74% 09/25/26
1,4
7,988,520 7,720,369
RAAC Trust,
Series 2005-SP1, Class 4A1
7.00% 09/25/34 27,220 21,334
Residential Accredit Loans Trust,
Series 2005-QA13, Class 2A1
5.18% 12/25/35
4
1,274,150 1,101,677
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.34% 04/25/35
4
1,793 1,776
Residential Accredit Loans Trust,
Series 2005-QA7, Class A21
5.07% 07/25/35
4
425,491 399,560
Residential Accredit Loans Trust,
Series 2005-QA8, Class CB21
5.05% 07/25/35
4
512,359 287,304
Residential Accredit Loans Trust,
Series 2006-QS13, Class 2A1
5.75% 09/25/21 2,429 1,233
Residential Accredit Loans Trust,
Series 2006-QS16, Class A6
6.00% 11/25/36 315,713 240,720
Residential Accredit Loans Trust,
Series 2007-QA3, Class A1
(CME Term SOFR 1-Month plus 0.31%)
5.67% 05/25/37
2
13,603,974 12,252,461
Residential Accredit Loans Trust,
Series 2007-QH6, Class A1
(CME Term SOFR 1-Month plus 0.30%)
5.66% 07/25/37
2
7,145,878 6,639,390
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2AV (IO)
0.17% 01/25/37
4,5,6
$ 1,373,900 $ 6,983
Residential Asset Securitization Trust,
Series 2006-A9CB, Class A9
6.00% 09/25/36 4,938,057 1,538,068
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 1A
4.74% 04/25/37
4
188,409 99,381
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
5.71% 05/25/47
2
12,423,395 8,424,895
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF4 (STEP-reset date 02/25/24)
2.84% 01/25/36 3,480,864 2,862,790
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-WM4, Class A1
(CME Term SOFR 1-Month plus 0.49%)
5.85% 11/25/36
1,2
8,554,268 3,863,845
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
5.93% 02/25/37
2
5,738,369 2,484,891
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR4, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
5.67% 05/25/37
2
9,258,596 5,615,178
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
5.77% 12/25/36
2
5,383,179 2,790,971
Soundview Home Loan Trust,
Series 2007-OPT1, Class 2A3
(CME Term SOFR 1-Month plus 0.32%)
5.68% 06/25/37
2
17,763,944 11,730,275
Soundview Home Loan Trust,
Series 2007-WMC1, Class 3A3
(CME Term SOFR 1-Month plus 0.37%)
5.73% 02/25/37
2
950,486 268,795
Specialty Underwriting & Residential Finance Trust,
Series 2007-BC2, Class A1
(CME Term SOFR 1-Month plus 0.34%)
5.70% 04/25/37
2
18,995,789 13,523,837
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.67% 09/25/34
4
286,371 276,308
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-2, Class 4A2
5.81% 03/25/34
4
571,379 546,386
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.68% 06/25/35
4
220,071 198,386
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-7, Class 1A3
5.12% 04/25/35
4
1,809,585 1,643,608

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Investment Loan Trust,
Series 2004-6, Class A3
(CME Term SOFR 1-Month plus 0.91%)
6.27% 07/25/34
2
$ 7,164,562 $ 7,081,526
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
4.24% 05/25/36
4
374,249 190,513
Structured Asset Mortgage Investments II Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.53%)
5.89% 05/25/36
2
185,183 124,702
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
5.59% 08/25/36
2
5,958,104 5,096,445
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-2XS, Class 2A2
(CME Term SOFR 1-Month plus 1.61%)
6.96% 02/25/35
2
37,499 37,449
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2005-4XS, Class 2A1A
(CME Term SOFR 1-Month plus 1.86%)
7.21% 03/25/35
2
766,559 736,147
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-34A, Class 3A3
5.67% 11/25/33
4
13,285 13,099
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-4, Class 3A1
4.46% 10/25/37
4
652,388 572,375
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-S1, Class 5A1
5.42% 01/25/37
4
65,941 62,238
Towd Point Mortgage Trust,
Series 2017-4, Class B1
3.64% 06/25/57
1,4
8,650,000 7,239,846
Towd Point Mortgage Trust,
Series 2019-1, Class B1
3.79% 03/25/58
1,4
7,087,000 5,449,782
VOLT XCIV LLC,
Series 2021-NPL3, Class A1 (STEP-reset date 01/25/24)
2.24% 02/27/51
1
8,827,213 8,622,933
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.22%)
5.58% 01/25/37
2
5,053,269 2,358,970
WaMu Asset-Backed Certificates,
Series 2007-HE2, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
5.69% 02/25/37
2
27,973,414 8,231,922
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR13, Class A1A
(CME Term SOFR 1-Month plus 0.83%)
6.19% 11/25/34
2
97,730 92,114
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR14, Class A1
5.24% 01/25/35
4
$ 304,080 $ 275,651
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR6, Class A
(CME Term SOFR 1-Month plus 0.95%)
6.31% 05/25/44
2
2,804 2,801
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
4.73% 12/25/35
4
10,162 9,132
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR16, Class 1A3
4.93% 12/25/35
4
810,446 723,570
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
6.13% 01/25/45
2
304,120 294,603
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
6.01% 02/25/46
2
2,948,082 2,616,762
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.43% 05/25/46
2
1,251,837 1,093,251
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
5.99% 07/25/46
2
2,653,131 2,289,457
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY3, Class 1A1
3.46% 03/25/37
4
1,481,127 1,181,888
WaMu Mortgage Pass-Through Certificates,
Series 2007-OC1, Class A1
(CME Term SOFR 1-Month plus 0.59%)
5.95% 01/25/47
2
4,210,228 3,884,989
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 1,163,133 988,813
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2007-1, Class A3
(CME Term SOFR 1-Month plus 0.75%)
6.11% 03/25/37
2
4,690,000 4,189,354
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR14, Class 2A1
6.38% 10/25/36
4
260,023 240,916
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR4, Class 1A1
4.66% 04/25/36

66,357 60,601
851,821,955

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
23 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed — 1 .17%
Fannie Mae-Aces,
Series 2016-M11, Class X2 (IO)
3.05% 07/25/39
4
$ 10,078,833 $ 150,752
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.04% 04/25/36
4
5,359,573 47,419
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.68% 01/25/39
4
19,632,285 104,927
Fannie Mae-Aces,
Series 2019-M29, Class X4 (IO)
0.70% 03/25/29
4
117,375,779 3,238,046
Freddie Mac Multifamily PC REMIC Trust,
Series 2019-P002, Class X (IO)
1.01% 07/25/33
4
14,520,699 1,122,269
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K041, Class X3 (IO)
1.64% 11/25/42
4
160,569,309 2,148,136
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K043, Class X3 (IO)
1.63% 02/25/43
4
58,000,000 921,585
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K051, Class X3 (IO)
1.61% 10/25/43
4
44,865,280 1,222,350
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K053, Class X3 (IO)
1.64% 03/25/44
4
78,150,000 2,478,113
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K054, Class X1 (IO)
1.15% 01/25/26
4
51,271,237 969,631
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K055, Class X3 (IO)
1.64% 04/25/44
4
32,000,000 1,072,464
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K056, Class X1 (IO)
1.24% 05/25/26
4
53,555,846 1,311,789
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K057, Class X1 (IO)
1.16% 07/25/26
4
117,827,994 2,666,624
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K726, Class X1 (IO)
0.90% 04/25/24
4
77,767,343 56,471
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC05, Class X1 (IO)
1.22% 06/25/27
4
81,489,352 1,860,540
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KC07, Class X1 (IO)
0.72% 09/25/26
4
$ 81,948,123 $ 1,015,264
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KF31, Class A
(SOFR30A plus 0.48%)
5.82% 04/25/24
2
802,306 802,064
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KIR1, Class X (IO)
1.03% 03/25/26
4
110,322,435 2,074,062
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KL05, Class X1HG (IO)
1.22% 12/25/27
4
49,531,000 1,697,196
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS06, Class X (IO)
1.04% 08/25/26
4
64,268,938 1,081,762
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series KS07, Class X (IO)
0.61% 09/25/25
4
98,695,192 972,404
Ginnie Mae,
Series 2011-152, Class IO (IO)
0.00% 08/16/51
4
4,578,173 74
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.11% 02/16/53
4
19,104,452 37,827
Ginnie Mae,
Series 2012-78, Class IO (IO)
0.08% 06/16/52
4
29,915,442 20,075
Ginnie Mae,
Series 2014-103, Class IO (IO)
0.19% 05/16/55
4
13,992,836 93,101
Ginnie Mae,
Series 2014-125, Class IO (IO)
0.90% 11/16/54
4
8,482,397 187,402
Ginnie Mae,
Series 2023-127, Class IO (IO)
0.43% 07/16/57
4
191,126,843 3,161,725
30,514,072
U.S. Agency Mortgage-Backed — 21 .05%
Fannie Mae REMICS,
Series 2006-11, Class PS
(-3.67 X SOFR30A plus 24.15%, 24.57% Cap)
4.58% 03/25/36
2
10,298 12,435
Fannie Mae REMICS,
Series 2006-8, Class HJ (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 03/25/36
2
436,194 40,309

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2007-52, Class LS (IO)
(-1.00 X SOFR30A plus 5.94%, 6.05% Cap)
0.60% 06/25/37
2
$ 22,010 $ 1,302
Fannie Mae REMICS,
Series 2007-77, Class SK (IO)
(-1.00 X SOFR30A plus 5.76%, 5.87% Cap)
0.42% 08/25/37
2
47,315 3,772
Fannie Mae REMICS,
Series 2007-88, Class JI (IO)
(-1.00 X SOFR30A plus 6.34%, 6.45% Cap)
1.00% 04/25/37
2
462,640 45,114
Fannie Mae REMICS,
Series 2008-18, Class SM (IO)
(-1.00 X SOFR30A plus 6.89%, 7.00% Cap)
1.55% 03/25/38
2
32,899 1,771
Fannie Mae REMICS,
Series 2008-62, Class SN (IO)
(-1.00 X SOFR30A plus 6.09%, 6.20% Cap)
0.75% 07/25/38
2
62,018 4,076
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.15% 10/25/40
2
25,184 2,692
Fannie Mae REMICS,
Series 2013-5, Class GF
(SOFR30A plus 1.21%)
5.00% 10/25/42
2
124,529 120,112
Fannie Mae REMICS,
Series 2014-49, Class CF
(SOFR30A plus 1.11%)
6.00% 07/25/43
2
4,570,881 4,229,568
Freddie Mac REMICS,
Series 3339, Class JS
(-6.50 X SOFR30A plus 42.09%, 42.84% Cap)
7.39% 07/15/37
2
6,294 8,720
Freddie Mac REMICS,
Series 3404, Class AS (IO)
(-1.00 X SOFR30A plus 5.78%, 5.90% Cap)
0.44% 01/15/38
2
31,136 2,507
Freddie Mac REMICS,
Series 3439, Class SC (IO)
(-1.00 X SOFR30A plus 5.79%, 5.90% Cap)
0.45% 04/15/38
2
23,873 1,571
Freddie Mac REMICS,
Series 3885, Class PO (PO)
0.00% 11/15/33
8
8,922 7,577
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X SOFR30A plus 6.50%, 6.61% Cap)
1.16% 04/15/42
2
58,107 6,274
Freddie Mac REMICS,
Series 4993, Class OP (PO)
0.00% 10/25/58
8
1,771,340 1,588,842
Ginnie Mae (TBA)
4.50% 01/20/54 39,975,000 39,019,447
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
5.00% 01/20/54 $ 32,600,000 $ 32,412,237
5.50% 01/20/54 20,225,000 20,357,678
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 55,631 9,944
Ginnie Mae,
Series 2011-70, Class IL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.99%, 0.60% Cap)
0.60% 06/16/37
2
327,717 1,325
Ginnie Mae,
Series 2011-81, Class IC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.61%, 0.62% Cap)
0.62% 07/20/35
2
382,359 3,497
Ginnie Mae,
Series 2013-135, Class CS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.09%, 6.20% Cap)
0.73% 09/16/43
2
1,311,201 135,351
Ginnie Mae,
Series 2017-136, Class IO (IO)
5.00% 09/20/47 245,130 51,458
UMBS (TBA)
2.00% 01/01/54 81,200,000 66,381,000
2.50% 01/01/54 75,850,000 64,626,574
3.00% 01/01/54 59,025,000 52,220,986
3.50% 01/01/54 2,625,000 2,406,743
4.00% 01/01/54 99,275,000 93,908,170
4.50% 01/01/54 119,775,000 116,237,840
5.00% 01/01/54 32,825,000 32,478,799
5.50% 01/01/54 21,450,000 21,543,844
547,871,535
Total Mortgage-Backed
(Cost $1,899,869,122) 1,636,881,459
MUNICIPAL BONDS — 0 .31% *
Florida — 0 .15%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series B
2.81% 10/01/34 1,000,000 818,092
2.86% 10/01/35 1,750,000 1,410,194
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.35% 10/01/29 2,000,000 1,874,127
4,102,413
New York — 0 .16%
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
3.95% 08/01/32 1,000,000 954,052

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
25 / December 2023
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 $ 3,100,000 $ 3,166,436
4,120,488
Total Municipal Bonds
(Cost $9,299,363) 8,222,901
U.S. TREASURY SECURITIES — 3 .30%
U.S. Treasury Bonds — 0 .01%
U.S. Treasury Bonds (WI)
4.75% 11/15/53 255,000 286,815
U.S. Treasury Notes — 3 .29%
U.S. Treasury Notes
4.25% 12/31/25 10,935,000 10,935,430
4.38% 11/30/28 15,285,000 15,645,034
4.38% 12/15/26 40,940,000 41,354,198
4.88% 11/30/25 1,650,000 1,667,427
4.88% 10/31/28 4,910,000 5,125,963
U.S. Treasury Notes (WI)
3.75% 12/31/28 10,355,000 10,308,483
4.50% 11/15/33 490,000 514,577
85,551,112
Total U.S. Treasury Securities
(Cost $85,414,977) 85,837,927
Total Bonds — 110 .86%
(Cost $3,223,613,661)
2,885,471,863
Issues Shares Value
COMMON STOCK — 0 .38%
Communications — 0 .16%
Intelsat Emergence SA
3,5,6,10
(Luxembourg) 141,371 4,099,830
Electric — 0 .00%
Homer City Holdings LLC
†,5,6,10
112,222 —
Financials — 0 .22%
AGNC Investment Corp. 582,000 5,709,420
Total Common Stock
(Cost $17,384,642) 9,809,250
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 8 .12%
Money Market Funds — 1 .94%
Fidelity Investments Money Market Funds - Government
Portfolio
5.25%
17,18
1,193,613 1,193,613
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
5.27%
17
49,331,148 49,331,148
50,524,761
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 1 .71%
Federal Home Loan Bank
5.34%
19
05/15/24 $ 20,000,000 $ 19,613,875
5.30%
19
02/27/24 25,000,000 24,790,591
44,404,466
U.S. Treasury Bills — 4 .47%
U.S. Treasury Bills (WI)
5.49%
19
04/11/24 25,000,000 24,640,208
5.35%
19
05/16/24 25,000,000 24,522,578
5.44%
19
03/21/24 65,000,000 64,260,417
5.43%
19
03/07/24 2,945,000 2,917,343
116,340,546
Total Short-Term Investments
(Cost $211,235,304) 211,269,773
Total Investments - 119.36%
(Cost $3,452,233,607) 3,106,550,886
Liabilities in Excess of Other Assets - (19.36)% (503,793,370)
Net Assets - 100.00% $ 2,602,757,516
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2023.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $22,078,204, which is 0.85% of total net assets.
7
Perpetual security with no stated maturity date.
8
Zero coupon bond. The rate shown is the effective yield as of December 31, 2023.
9
Security is currently in default with regard to scheduled interest or principal payments.
10
Non-income producing security.
11
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.00% cash or 6.00% payment-in-kind interest.
12
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.25% cash or 6.25% payment-in-kind interest.
13
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.50% cash or 6.50% payment-in-kind interest.
14
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 5.75% cash or 6.75% payment-in-kind interest.
15
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.00% cash or 7.00% payment-in-kind interest.
16
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 6.25% cash or 7.25% payment-in-kind interest.
17
Represents the current yield as of December 31, 2023.
18
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1,193,613.
19
Represents annualized yield at date of purchase.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines approved by the Board of Trustees. See Notes to
Financial Statements.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 26
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(BKNT): Bank Note
(CLO): Collateralized Loan Obligation
(EDC): Economic Development Corporation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(PO): Principal Only
(REIT): Real Estate Investment Trust
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar
(WI): When Issued

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
27 / December 2023
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
EUR 1,192,000 USD 1,289,340 Bank of America N.A. 01/12/24 $ 28,169
EUR 1,498,000 USD 1,605,874 Goldman Sachs International 01/12/24 49,854
EUR 4,520,000 USD 4,901,160 Citibank N.A. 01/12/24 94,763
172,786
USD 70,615,014 EUR 66,601,000 Citibank N.A. 01/12/24 (2,998,581)
USD 1,513,699 EUR 1,408,000 Goldman Sachs International 01/12/24 (42,553)
USD 985,288 EUR 926,000 Bank of America N.A. 01/12/24 (38,213)
USD 2,351,147 GBP 1,922,000 Citibank N.A. 01/12/24 (99,219)
(3,178,566)
NET UNREALIZED DEPRECIATION $ (3,005,780)
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 4,092 03/28/24 $ 842,600,342 $ 8,077,467 $ 8,077,467
U.S. Treasury Five-Year Note 3,980 03/28/24 432,918,283 9,115,464 9,115,464
1,275,518,625 17,192,931 17,192,931
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 2,464 03/19/24 (290,790,500) (12,591,343) (12,591,343)
U.S. Treasury Ultra Bond 498 03/19/24 (66,529,688) (6,074,545) (6,074,545)
Euro-Bund Future 211 03/07/24 (31,983,395) (790,406) (790,406)
Euro-Bobl Future 158 03/07/24 (20,818,499) (258,781) (258,781)
Euro-Buxl 30 Year 24 03/07/24 (3,757,224) (289,536) (289,536)
Euro-Schatz Future 16 03/07/24 (1,883,119) (6,113) (6,113)
(415,762,425) (20,010,724) (20,010,724)
TOTAL FUTURES CONTRACTS $ 859,756,200 $ (2,817,793) $ (2,817,793)
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual $ 21,211 $ (922,546) $ — $ (922,546)
TOTAL SWAPS CONTRACTS $ 21,211 $ (922,546) $ — $ (922,546)
1
Centrally cleared.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 28
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
29 / December 2023
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2023 is as follows:
UNCONSTRAINED BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 50,524,761 $ — $ — $ 50,524,761
U.S. Agency Discount Notes — 44,404,466 — 44,404,466
U.S. Treasury Bills 116,340,546 — — 116,340,546
Long-Term Investments:
Asset-Backed Securities — 373,640,208 10,520,974 384,161,182
Bank Loans — 77,058,674 — 77,058,674
Common Stock 5,709,420 — 4,099,830 9,809,250
Corporates — 643,618,582 486,063 644,104,645
Foreign Government Obligations — 49,205,075 — 49,205,075
Mortgage-Backed Securities — 1,629,910,122 6,971,337 1,636,881,459
Municipal Bonds — 8,222,901 — 8,222,901
U.S. Treasury Securities 85,837,927 — — 85,837,927
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 172,786 — 172,786
Interest rate contracts 17,192,931 — — 17,192,931
Liabilities:
Foreign currency exchange contracts — (3,178,566) — (3,178,566)
Interest rate contracts (20,010,724) (922,546) — (20,933,270)
Total $ 255,594,861 $ 2,822,131,702 $ 22,078,204 $ 3,099,804,767
*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Unconstrained Bond Fund
Schedule of Portfolio Investments
December 31, 2023 (Unaudited)
December 2023 / 30
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2023 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
UNCONSTRAINED
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2023 $ 8,213,942 $ 386,748 $ 3,667,430 $ 1,354,993 $ 93,403 $ 7,311,772 $ 21,028,288
Accrued discounts/
premiums — 52 — 157,940 (66,973) 71,442 162,461
Realized gain (loss) — (378,324) — (1,909,276) — 2,425 (2,285,175)
Change in unrealized
appreciation
(depreciation)* 109,395 188,997 425,669 399,964 (26,430) 57,725 1,155,320
Purchases 2,650,000 67,811 6,731 355,570 — — 3,080,112
Sales (452,363) (265,284) — (355,570) — (472,027) (1,545,244)
Transfers into Level 3** — — — 482,442 — — 482,442
Transfers out of Level 3** — — — — — — —
Balance as of
December 31, 2023
$ 10,520,974 $ — $ 4,099,830 $ 486,063 $ — $ 6,971,337 $ 22,078,204
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2023 was $(489,052) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2023, the Fund used significant observable inputs in determining the value of certain investments. As of December 31, 2023, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with an end of period value of $482,442 transferred from level 2 to level 3 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2023, are as follows:
UNCONSTRAINED BOND
FUND
FAIR VALUE AT
12/31/23
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $10,520,974 Broker Quote Offered Quote $90.44 - $101.91 $93.38 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $4,099,830 Third-Party Vendor Vendor Prices $29.00 $29.00 Increase
Corporate Securities $285,523 Broker Quote Offered Quote $7.25 - $12.50 $9.02 Increase
Corporate Securities $200,540 Third-Party Vendor Vendor Prices $1.20 - $8.00 $4.32 Increase
Mortgage-Backed
Securities-Non-Agency $45,604 Third-Party Vendor Vendor Prices $0.51 - $4.97 $3.74 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $6,925,733 Broker Quote Offered Quote $97.46 - $99.80 $98.91 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.